Risk management - Disclosure Details Of Financial Contracts One (Detail) - Crude Oil 1 [member] - Oct - Dec 2020 - WTI [member]	9 Months Ended
Sep. 30, 2020 bbl / d $ / bbl
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume | bbl / d	530
Term	Oct - Dec 2020
Pricing | $ / bbl	56.64